SEGMENT REPORTING (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Segment Reporting [Abstract]
SCHEDULE OF INFORMATION ABOUT REPORTED SEGMENT PROFIT OR LOSS AND ASSETS

	Breast		COVID-19
	Cancer Test	Alzheimer	Testing	Total
	Unaudited
Nine months ended September 30, 2021
Revenues	-	-	7,773	7,773
Operating loss	(4,685)	-	(996)	(5,681)
Unallocated amounts:
Financing expenses, net				(17,368)
Share in losses of affiliated companies accounted for under equity method, net				(1,499)
Net loss				(24,547)
Total Assets	10,257	-	6,904	17,161
Other significant items:
Total expenditures for assets of reportable segment	2	-	933	935
Total depreciation for reportable segment	(22)	-	(504)	(526)

	Breast Cancer Test	Alzheimer	COVID-19 testing	Total

Year ended December 31, 2020
Revenues	-	-	5,207	5,207
Operating loss	(4,943)	(8,327)	(991)	(14,081)
Unallocated amounts:
Financing expenses, net				(14,312)
Share in losses of affiliated companies accounted for under equity method, net				(1,200)
Net loss	(4,943)	(8,327)	(991)	(29,773)
Total assets	1,554	-	4,455	6,009
Other significant items:
Total expenditures for assets of reportable segments	24	-	2,006	2,030
Total depreciation for reportable segments	(28)	-	(68)	(96)

SUMMARY OF REVENUES BY GEOGRAPHIC REGION

	Nine months period ended September 30,	Three months period ended September 30,	Nine months period ended September 30,	Three months period ended September 30,
	2021	2021	2020	2020
	Unaudited		Unaudited
Israel	$-	$-	$-	$-
United States	7,773	1,010	1,316	1,284
	7,773	1,010	1,316	1,284

	Year ended December 31
	2020	2019

Israel	$-	$-
United States	5,207	-
	$5,207	$-

SUMMARY OF PROPERTY AND EQUIPMENT, NET, BY GEOGRAPHIC AREA
	As of	As of
	September 30, 2021	December 31, 2020
	Unaudited
Israel	$41	$61
United States	2,550	1,938
	$2,591	$1,999

	As of December 31,
	2020	2019
Israel	$61	$65
United States	1,938	-
	$1,999	$65